AXP(R) Research
                                                                   Opportunities
                                                                            Fund

                                                              2001 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)

American
   Express(R)
Funds

(icon of) ruler

AXP Research Opportunities Fund seeks to provide shareholders with long-term capital growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

The Rewards of Research

Behind every decision to buy or sell a stock is information -- in most cases, information gathered by a research analyst. AXP Research Opportunities Fund is designed to make the most of that research by investing mainly in Standard & Poor's 500 stocks that carry our analysts' highest rating. The intention is to construct a portfolio that has the potential to outperform the stock market as a whole.


Table of Contents

2001 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                 3

From the Portfolio Manager                        3

Fund Facts                                        5

The 10 Largest Holdings                           6

Making the Most of the Fund                       7

The Fund's Long-term Performance                  8

Board Members and Officers                        9

Independent Auditors' Report (Fund)              11

Financial Statements (Fund)                      12

Notes to Financial Statements (Fund)             15


Independent Auditors' Report (Portfolio)         21

Financial Statements (Portfolio)                 22

Notes to Financial Statements (Portfolio)        24

Investments in Securities                        27

Federal Income Tax Information                   30


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2   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

First, I want to thank you for being a shareholder in American Express funds. While we strongly believe in the virtues of investment, we also are very sensitive to the fluctuations of the financial markets. That is why we want to re-emphasize the importance of making certain that you frequently review your investments and regularly meet with your financial advisor. By doing so, you can take advantage of shifts in the markets to position your portfolio relative to expected market volatility and, possibly, achieve better overall performance.

Second, I strongly advise that you keep a focus on the long-term. Reviewing past performance is helpful, but it should not be viewed as a leading indicator of the future. One constant is the necessity to have a financial plan based on appropriate asset allocation. Make sure that the plan provides what you need and expect.


Our job, as a Board, is to monitor and confirm that the Fund complies with its investment objective and that its management style stays on target. We want the Fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.


On behalf of the Board,

Arne H. Carlson

(picture of) James M. Johnson, Jr.
James M. Johnson, Jr.
Portfolio manager

From the Portfolio Manager

It was a trying 12 months for the stock market, as a weakening economy and a decline in corporate profits took a toll on share prices. Reflecting the difficult environment, AXP Research Opportunities Fund's Class A shares lost 17.54% (excluding the sales charge) for the fiscal year -- August 2000 through July 2001.

Investors were in good spirits as the period began, as evidenced by the market's sharp gain in August 2000. But by early September, the possibility of a slowdown in economic growth and, therefore, a slump in corporate profits began to create doubts about the future. The result was an almost uninterrupted stock slide that didn't level off until late December.

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3   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

A surprise cut in short-term interest rates by the Federal Reserve sparked a rally early in the new year. But that was followed by another downturn in February and March. The market managed to make up some of the lost ground during the spring, only to fall back again over the summer in the face of more disappointing economic and profit reports.


TECH WRECK
As has been the case in recent years, the market's ups and downs were largely driven by the fortunes of technology and telecommunications equipment stocks. For the Fund, such stocks also had a major effect on performance, as they comprised the largest area of investment (about a third of the portfolio at the peak). To stem the losses, we decreased the tech and telecom holdings as the period progressed and shifted more money into health care. That strategy paid off, as health care provided strong gains in late 2000.

Looking at other sectors, utilities and energy were strong performers early in the period, while leisure/entertainment did well during the final months. On the other hand, performance was hurt by weakness in the retail and food/drug sectors late in the period.

For the 12 months as a whole, the Fund's best-performing stocks included Wendy's, Philip Morris, Lehman Brothers, Alza, Cardinal Health, Deluxe Check, Fannie Mae and Kroger. Leading the losers were Corning, JDS Uniphase, Lucent, Yahoo, EMC, Juniper, Cisco Systems, Guidant, Brocade and Dell.


Also affecting the Fund's performance were its investments in S&P 500 futures contracts, which, consistent with the Fund's guidelines, I periodically use to keep the Fund fully invested in stocks. Just like investments in individual stocks, investments in futures can have a positive or negative effect on performance, especially during times of high market volatility. Over the past period, they had a negative effect.

As the new fiscal year begins, while the economy seems unlikely to slip into recession, I think growth will remain slow. In addition, I think there's the potential for somewhat higher inflation in the months ahead. Given those factors, I plan to maintain a conservative investment approach that centers on stocks that are less vulnerable in a sluggish economy, such as food and health care.


James M. Johnson, Jr. CFA

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4   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                     $5.37
July 31, 2000                                                     $7.61
Decrease                                                          $2.24

Distributions -- Aug. 1, 2000 - July 31, 2001
From income                                                       $0.90
From long-term capital gains                                      $0.09
Total distributions                                               $0.99
Total return*                                                   -17.54%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                     $5.12
July 31, 2000                                                     $7.36
Decrease                                                          $2.24

Distributions -- Aug. 1, 2000 - July 31, 2001
From income                                                       $0.90
From long-term capital gains                                      $0.09
Total distributions                                               $0.99
Total return*                                                   -18.19%

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                     $5.13
July 31, 2000                                                     $7.36
Decrease                                                          $2.23

Distributions -- Aug. 1, 2000 - July 31, 2001
From income                                                       $0.90
From long-term capital gains                                      $0.09
Total distributions                                               $0.99
Total return*                                                   -18.03%

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                     $5.42
July 31, 2000                                                     $7.65
Decrease                                                          $2.23

Distributions -- Aug. 1, 2000 - July 31, 2001
From income                                                       $0.90
From long-term capital gains                                      $0.09
Total distributions                                               $0.99
Total return*                                                   -17.29%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

The 10 Largest Holdings


                                 Percent                    Value
                             (of net assets)        (as of July 31, 2001)
General Electric                   4.65%                $27,900,900
Pfizer                             3.15                  18,874,637
AOL Time Warner                    2.49                  14,939,415
American Intl Group                2.21                  13,270,050
Johnson & Johnson                  1.99                  11,918,230
Intel                              1.96                  11,760,045
Bank of America                    1.86                  11,133,500
Cisco Systems                      1.84                  11,041,890
Home Depot                         1.81                  10,889,994
Washington Mutual                  1.75                  10,484,550


For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart


The 10 holdings listed here
make up 23.71% of net assets


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6   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.


* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o  your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.



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7   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

The Fund's Long-term Performance

            Value of your $10,000 in AXP Research Opportunities Fund
(line chart)

$30,000



$20,000
                                                                      $15,634
                        S&P 500 Index               AXP Research Opportunities
$9,425                                                            Fund Class A

                Lipper Large-Cap Core Index



9/1/96          7/97           7/98           7/99            7/00          7/01


Average Annual Total Returns (as of July 31, 2001)
                                   1 year              Since inception
Class A                            -22.28%                +8.82%*
Class B                            -20.97%                +9.18%*
Class C                            -18.72%               -18.01%**
Class Y                            -17.29%               +10.35%*


   * Inception date was Aug. 19, 1996.
  ** Inception date was June 26, 2000.


Assumes: Holding period from 9/1/96 to 7/31/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $5,381. Also see "Past Performance" in the Fund's current prospectus.


On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Large-Cap Core Index. In comparing AXP Research Opportunities Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.


Lipper Large-Cap Core Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

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8   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 68 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members
----------------- ---------------- -----------------  -------------------------
Name, address,    Position held    Principal          Other directorships
age               with             occupations
                  Registrant and   during past
                  length of        five years
                  service
----------------- ---------------- -----------------  -------------------------
H. Brewster       Board member     Retired chair      Merck & Co., Inc.
Atwater, Jr.      since 1996       and chief          (pharmaceuticals)
4900 IDS Tower                     executive
Minneapolis, MN                    officer,
55402                              General Mills,
Born in 1931                       Inc. (consumer
                                   foods)
----------------- ---------------- -----------------  -------------------------
Arne H. Carlson   Chair of the     Chair, Board
901 S.            Board since      Services
Marquette Ave.    1999             Corporation
Minneapolis, MN                    (provides
55402                              administrative
Born in 1934                       services to
                                   boards) Former
                                   Governor of
                                   Minnesota
----------------- ---------------- -----------------  -------------------------
Lynne V. Cheney   Board member     Distinguished      The Reader's Digest
American          since 1994       Fellow, AEI        Association Inc.
Enterprise
Institute for
Public Policy
Research (AEI)
1150 17th St.,
N.W.
Washington,
D.C. 20036
Born in 1941
----------------- ---------------- -----------------  -------------------------
Livio D.          Board member     Retired chair      Cargill, Incorporated
DeSimone          since 2001       of the board       (commodity merchants
30 Seventh                         and chief          and processors), Target
Street                             executive          Corporation (department
St. Paul, MN                       officer,           stores), General Mills,
55101-4901                         Minnesota          Inc. (consumer foods)
Born in 1936                       Mining and         and Vulcan Materials
                                   Manufacturing      Company (construction
                                   (3M)               materials/chemicals)
----------------- ---------------- -----------------  -------------------------
Ira D. Hall       Board member     Treasurer,
Texaco, Inc.      since 2001       Texaco Inc.
2000                               since 1998.
Westchester                        Prior to that,
Avenue White                       director,
Plains, NY                         International
10650                              Operations IBM
Born in 1944                       Corp.
----------------- ---------------- -----------------  -------------------------
Heinz F. Hutter   Board member     Retired
P.O. Box 2187     since 1994       president and
Minneapolis, MN                    chief operating
55402                              officer,
Born in 1929                       Cargill,
                                   Incorporated
                                   (commodity
                                   merchants and
                                   processors)
----------------- ---------------- -----------------  -------------------------
Anne P. Jones     Board member     Attorney and       Motorola, Inc.
5716 Bent         since 1985       telecommunications (electronics)
Branch Rd.                         consultant
Bethesda, MD
20816
Born in 1935
----------------- ---------------- -----------------  -------------------------
William R.        Board member     RII
Pearce 2050       since 1980       Weyerhaeuser
2050 One                           World
Financial Plaza                    Timberfund,
Minneapolis, MN                    L.P. (develops
55402                              timber
Born in 1927                       resources) -
                                   management
                                   committee;
                                   Former chair,
                                   American
                                   Express Funds
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9   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Independent Board Members
----------------- ---------------- ----------------- -------------------------
Name, address,    Position held    Principal         Other directorships
age               with             occupations
                  Registrant and   during past
                  length of        five years
                  service
----------------- ---------------- ----------------- -------------------------
Alan K. Simpson   Board member     Former            Biogen, Inc.
1201 Sunshine     since 1997       three-term        (bio-pharmaceuticals)
Ave.                               United States
Cody, WY 82414                     Senator for
Born in 1931                       Wyoming
----------------- ---------------- ----------------- -------------------------
C. Angus          Board member     Retired chair     The Valspar Corporation
Wurtele           since 1994       of the board      (paints), Bemis
Sutie 1700,                        and chief         Corporation (packaging)
Foshay Tower                       executive
Minneapolis, MN                    officer,
55402                              The Valspar
Born in 1934                       Corporation
----------------- ---------------- ----------------- -------------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)
----------------- ---------------- ----------------- -------------------------
Name, address,    Position held    Principal         Other directorships
age               with             occupations
                  Registrant and   during past
                  length of        five years
                  service
----------------- ---------------- ----------------- -------------------------
David R. Hubers   Board member     Retired chief     Chronimed Inc.
50643 AXP         since 1993       executive         (specialty
Financial                          officer,          pharmaceutical
Center                             director and      distribution) RTW Inc.
Minneapolis, MN                    chair of the      (manages workers
55474                              board of AEFC     compensation programs)
Born in 1943                                         Lawson Software, Inc.
                                                     (technology based
                                                     business applications)
----------------- ---------------- ----------------- -------------------------
John R. Thomas    Board member     Senior vice
50652 AXP         since 1987,      president -
Financial         president        information and
Center            since 1997       technology of
Minneapolis, MN                    AEFC
55474
Born in 1937
----------------- ---------------- ----------------- -------------------------
The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, the Fund's other officers are:

Other Officers
----------------- ---------------- ----------------- -------------------------
Name, address,    Position held    Principal         Other directorships
age               with             occupations
                  Registrant and   during past
                  length of        five years
                  service
----------------- ---------------- ----------------- -------------------------
John M. Knight    Treasurer        Vice president
50005 AXP         since 1999       - investment
Financial                          accounting of
Center                             AEFC
Minneapolis, MN
55474
Born in  1952
----------------- ---------------- ----------------- -------------------------
Leslie L. Ogg     Vice             President of
901 S.            president,       Board Services
Marquette Ave.    general          Corporation
Minneapolis, MN   counsel and
55402             secretary
Born in 1938      since 1978
----------------- ---------------- ----------------- -------------------------
Frederick C.      Vice president   Senior vice
Quirsfeld         since 1998       president -
53609 AXP                          fixed income of
Financial                          AEFC
Center
Minneapolis, MN
55474
Born in 1947
----------------- ---------------- ----------------- -------------------------
The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

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10   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP GROWTH SERIES, INC.
We have audited the accompanying statement of assets and liabilities of AXP Research Opportunities Fund (a series of AXP Growth Series, Inc.) as of July 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended July 31, 2001, and the financial highlights for each of the years in the four-year period ended July 31, 2001, and for the period from August 19, 1996 (commencement of operations) to July 31, 1997. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Research Opportunities Fund as of July 31, 2001, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

September 7, 2001

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11   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Research Opportunities Fund

July 31, 2001
Assets
Investment in Aggressive Growth Portfolio (Note 1)                                           $ 600,139,538
Capital shares receivable                                                                            1,223
                                                                                                     -----
Total assets                                                                                   600,140,761
                                                                                               -----------

Liabilities
Accrued distribution fee                                                                             8,947
Accrued service fee                                                                                      1
Accrued transfer agency fee                                                                          3,766
Accrued administrative services fee                                                                    926
Other accrued expenses                                                                              82,088
                                                                                                    ------
Total liabilities                                                                                   95,728
                                                                                                    ------
Net assets applicable to outstanding capital stock                                           $ 600,045,033
                                                                                             =============

Represented by
Capital stock -- $.01 par value (Note 1)                                                    $    1,138,145

Additional paid-in capital                                                                     741,581,836
Undistributed net investment income                                                                548,546
Accumulated net realized gain (loss) (Note 7)                                                 (106,032,382)

Unrealized appreciation (depreciation) on investments                                          (37,191,112)
                                                                                               -----------
Total -- representing net assets applicable to outstanding capital stock                     $ 600,045,033
                                                                                             =============
Net assets applicable to outstanding shares:                Class A                          $ 364,714,877
                                                            Class B                          $ 234,749,843
                                                            Class C                          $     265,758
                                                            Class Y                          $     314,555
Net asset value per share of outstanding capital stock:     Class A shares    67,857,675     $        5.37
                                                            Class B shares    45,846,846     $        5.12
                                                            Class C shares        51,849     $        5.13
                                                            Class Y shares        58,085     $        5.42
                                                                                  ------     -------------

See accompanying notes to financial statements.

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12   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Statement of operations
AXP Research Opportunities Fund

Year ended July 31, 2001
Investment income
 Income:
Dividends                                                                                    $   6,757,871
Interest                                                                                         4,544,136
   Less foreign taxes withheld                                                                      (2,952)
                                                                                                    ------
Total income                                                                                    11,299,055
                                                                                                ----------
Expenses (Note 2):
Expenses allocated from Aggressive Growth Portfolio                                              4,558,756
Distribution fee
   Class A                                                                                       1,126,970
   Class B                                                                                       2,887,923
   Class C                                                                                           1,897
Transfer agency fee                                                                              1,295,273
Incremental transfer agency fee
   Class A                                                                                          90,130
   Class B                                                                                          93,228
   Class C                                                                                              87
Service fee -- Class Y                                                                                 315
Administrative services fees and expenses                                                          412,205
Compensation of board members                                                                        8,050
Printing and postage                                                                               184,140
Registration fees                                                                                  120,076
Audit fees                                                                                           6,000

Other                                                                                                  746
                                                                                                       ---
Total expenses                                                                                  10,785,796
   Earnings credits on cash balances (Note 2)                                                      (35,287)
                                                                                                   -------
Total net expenses                                                                              10,750,509
                                                                                                ----------
Investment income (loss) -- net                                                                    548,546
                                                                                                   -------


Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                       (73,672,771)
   Futures contracts                                                                           (29,712,464)
   Options contracts written                                                                       299,665
                                                                                                   -------
Net realized gain (loss) on investments                                                       (103,085,570)
Net change in unrealized appreciation (depreciation) on investments                            (38,537,820)
                                                                                               -----------
Net gain (loss) on investments                                                                (141,623,390)
                                                                                              ------------

Net increase (decrease) in net assets resulting from operations                              $(141,074,844)
                                                                                             =============


See accompanying notes to financial statements.

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13   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Statements of changes in net assets
AXP Research Opportunities Fund

Year ended July 31,                                                                 2001              2000
Operations and distributions

Investment income (loss) -- net                                             $    548,546    $   (2,315,065)
Net realized gain (loss) on investments                                     (103,085,570)      124,226,458
Net change in unrealized appreciation (depreciation) on investments          (38,537,820)      (60,246,113)
                                                                             -----------       -----------
Net increase (decrease) in net assets resulting from operations             (141,074,844)       61,665,280
                                                                            ------------        ----------

Distributions to shareholders from:
     Net realized gain


         Class A                                                             (63,547,161)      (63,710,249)
         Class B                                                             (42,332,023)      (39,244,541)
         Class C                                                                 (27,210)               --
         Class Y                                                                 (37,723)          (48,595)
                                                                                 -------           -------
Total distributions                                                         (105,944,117)     (103,003,385)
                                                                            ------------      ------------

Capital share transactions (Note 3)
Proceeds from sales
     Class A shares (Notes 2 and 5)                                           60,791,841       166,386,521
     Class B shares                                                           24,966,464        95,693,551
     Class C shares                                                              265,362            59,404
     Class Y shares                                                              110,852           104,177
Reinvestment of distributions at net asset value
     Class A shares                                                           62,625,709        60,899,683
     Class B shares                                                           41,987,018        39,015,490
     Class C shares                                                               27,210                --
     Class Y shares                                                               37,724            48,595
Payments for redemptions
     Class A shares                                                         (150,872,613)     (144,633,828)
     Class B shares (Note 2)                                                 (69,396,656)      (56,592,557)
     Class C shares (Note 2)                                                     (14,432)               --
     Class Y shares                                                              (26,197)         (235,274)
                                                                                 -------          --------
Increase (decrease) in net assets from capital share transactions            (29,497,718)      160,745,762
                                                                             -----------       -----------
Total increase (decrease) in net assets                                     (276,516,679)      119,407,657
Net assets at beginning of year                                              876,561,712       757,154,055
                                                                             -----------       -----------
Net assets at end of year                                                  $ 600,045,033     $ 876,561,712
                                                                           =============     =============


Undistributed net investment income                                        $     548,546       $        --
                                                                           -------------       -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

14   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Notes to Financial Statements
AXP Research Opportunities Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Growth Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Growth Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 260 shares of capital stock at $7.69 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Aggressive Growth Portfolio
The Fund invests all of its assets in Aggressive Growth Portfolio (the Portfolio), a series of Growth Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in equity securities of companies that comprise the S&P 500.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of July 31, 2001, was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

--------------------------------------------------------------------------------

15   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized loss has been decreased by $462 resulting in a net reclassification adjustment to decrease paid-in capital by $462.


Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.03% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.00
o  Class B $20.00
o  Class C $19.50
o  Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $677,645 for Class A, $226,413 for Class B and $59 for Class C for the year ended July 31, 2001.


--------------------------------------------------------------------------------

16   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

During the year ended July 31, 2001, the Fund's transfer agency fees were reduced by $35,287 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                      Year ended July 31, 2001
                                             Class A         Class B         Class C        Class Y
Sold                                       9,614,169        3,961,702        41,810         17,678
Issued for reinvested distributions       10,668,858        7,468,880         4,841          6,383
Redeemed                                 (23,350,130)     (11,279,771)       (2,624)        (4,028)
                                         -----------      -----------        ------         ------
Net increase (decrease)                   (3,067,103)         150,811        44,027         20,033
                                          ----------          -------        ------         ------

                                                      Year ended July 31, 2000
                                             Class A         Class B         Class C*       Class Y
Sold                                      21,031,597       12,460,910         7,822         12,602
Issued for reinvested distributions        7,628,858        5,032,734            --          6,067
Redeemed                                 (18,245,115)      (7,378,944)           --        (30,613)
                                         -----------       ----------         -----        -------
Net increase (decrease)                   10,415,340       10,114,700         7,822        (11,944)
                                          ----------       ----------         -----        -------

* Inception date was June 26, 2000.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended July 31, 2001.

5. FUND MERGER
As of the close of business on July 14, 2000, AXP Research Opportunities Fund acquired the assets and assumed the identified liabilities of Strategist Special Growth Fund.

The aggregate net assets of AXP Research Opportunities Fund immediately before the acquisition were $946,240,117.

The merger was accomplished by a tax-free exchange of 363,505 shares of Strategist Special Growth Fund valued at $2,013,472.

In exchange for the Strategist Special Growth Fund shares and net assets, AXP Research Opportunities Fund issued the following number of shares:

                                         Shares          Net assets
Class A                                  246,489         $2,013,472

Strategist Special Growth Fund's net assets at that date consisted of capital stock of $1,877,754 and unrealized appreciation of $135,718.

--------------------------------------------------------------------------------

17   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

6. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.


7. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $100,482,475 as of July 31, 2001, that if not offset by subsequent capital gains, will expire in 2010. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.


--------------------------------------------------------------------------------

18   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                          2001    2000     1999     1998    1997(b)
Net asset value, beginning of period                $ 7.61   $7.94    $6.98    $6.86    $5.00
                                                    ------   -----    -----    -----    -----
Income from investment operations:
Net investment income (loss)                           .02      --     (.01)     .02      .01
Net gains (losses) (both realized and unrealized)    (1.27)    .66     1.32      .65     1.86
                                                     -----     ---     ----      ---     ----
Total from investment operations                     (1.25)    .66     1.31      .67     1.87
                                                     -----     ---     ----      ---     ----
Less distributions:
Distributions from realized gains                     (.99)   (.99)    (.35)    (.55)    (.01)
                                                      ----    ----     ----     ----     ----
Net asset value, end of period                      $ 5.37   $7.61    $7.94    $6.98    $6.86
                                                    ------   -----    -----    -----    -----

Ratios/supplemental data
Net assets, end of period (in millions)               $365    $540     $481     $337     $205
                                                      ----    ----     ----     ----     ----
Ratio of expenses to average daily net assets(d)     1.16%   1.14%    1.12%    1.12%    1.52%(e)
                                                     ----    ----     ----     ----     ----
Ratio of net investment income
     (loss) to average daily net assets               .37%    .02%     .04%     .30%     .20%(e)
                                                      ---     ---      ---      ---      ---
Portfolio turnover rate
     (excluding short-term securities)                234%    160%     143%     148%     171%
                                                      ---     ---      ---      ---      ---
Total return(f)                                    (17.54%)  7.73%   19.21%   10.76%   37.44%
                                                   ------    ----    -----    -----    -----

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                          2001    2000     1999     1998    1997(b)
Net asset value, beginning of period                $ 7.36   $7.76    $6.88    $6.82    $5.00
                                                    ------   -----    -----    -----    -----
Income from investment operations:
Net investment income (loss)                          (.02)   (.05)    (.02)    (.02)    (.02)
Net gains (losses) (both realized and unrealized)    (1.23)    .64     1.25      .63     1.85
                                                     -----     ---     ----      ---     ----
Total from investment operations                     (1.25)    .59     1.23      .61     1.83
                                                     -----     ---     ----      ---     ----
Less distributions:
Distributions from realized gains                     (.99)   (.99)    (.35)    (.55)    (.01)
                                                      ----    ----     ----     ----     ----
Net asset value, end of period                      $ 5.12   $7.36    $7.76    $6.88    $6.82
                                                    ------   -----    -----    -----    -----

Ratios/supplemental data
Net assets, end of period (in millions)               $235    $336     $276     $184      $96
                                                      ----    ----     ----     ----      ---
Ratio of expenses to average daily net assets(d)     1.92%   1.91%    1.88%    1.88%    2.25%(e)
                                                     ----    ----     ----     ----     ----
Ratio of net investment income (loss)
     to average daily net assets                     (.39%)  (.73%)   (.72%)   (.46%)   (.53%)(e)
                                                     ----    ----     ----     ----     ----
Portfolio turnover rate
     (excluding short-term securities)                234%    160%     143%     148%     171%
                                                      ---     ---      ---      ---      ---
Total return(f)                                    (18.19%)  7.03%   18.31%    9.92%   36.48%
                                                   ------    ----    -----     ----    -----

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------

19   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                          2001    2000(c)
Net asset value, beginning of period                $ 7.36   $7.50
                                                    ------   -----
Income from investment operations:

Net investment income (loss)                          (.02)    .02
Net gains (losses) (both realized and unrealized)    (1.22)   (.16)
                                                     -----    ----

Total from investment operations                     (1.24)   (.14)
                                                     -----    ----
Less distributions:
Distributions from realized gains                     (.99)     --
                                                      ----   -----
Net asset value, end of period                      $ 5.13   $7.36
                                                    ------   -----

Ratios/supplemental data
Net assets, end of period (in millions)                $--     $--
                                                       ---     ---
Ratio of expenses to average daily net assets(d)     1.92%   1.91%(e)
                                                     ----    ----
Ratio of net investment income (loss)
     to average daily net assets                     (.36%)  (.50%)(e)
                                                     ----    ----
Portfolio turnover rate
     (excluding short-term securities)                234%    160%
                                                      ---     ---
Total return(f)                                    (18.03%) (1.87%)
                                                   ------   -----

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                          2001    2000     1999     1998    1997(b)
Net asset value, beginning of period                $ 7.65   $7.96    $7.01    $6.88    $5.00
                                                    ------   -----    -----    -----    -----
Income from investment operations:
Net investment income (loss)                           .04     .01       --      .03      .01
Net gains (losses) (both realized and unrealized)    (1.28)    .67     1.32      .65     1.88
                                                     -----     ---     ----      ---     ----
Total from investment operations                     (1.24)    .68     1.32      .68     1.89
                                                     -----     ---     ----      ---     ----
Less distributions:
Dividends from net investment income                    --      --     (.02)      --       --
Distributions from realized gains                     (.99)   (.99)    (.35)    (.55)    (.01)
                                                      ----    ----     ----     ----     ----
Total distributions                                   (.99)   (.99)    (.37)    (.55)    (.01)
                                                      ----    ----     ----     ----     ----
Net asset value, end of period                      $ 5.42   $7.65    $7.96    $7.01    $6.88
                                                    ------   -----    -----    -----    -----

Ratios/supplemental data
Net assets, end of period (in millions)                $--     $--      $--      $--      $--
                                                      ----    ----     ----     ----     ----
Ratio of expenses to average daily net assets(d)     1.00%    .97%    1.02%     .87%    1.45%(e)
                                                     ----     ---     ----      ---     ----
Ratio of net investment income (loss)
     to average daily net assets                      .54%    .17%     .12%     .40%     .33%(e)
                                                      ---     ---      ---      ---      ---
Portfolio turnover rate
     (excluding short-term securities)                234%    160%     143%     148%     171%
                                                      ---     ---      ---      ---      ---
Total return(f)                                    (17.29%)  7.99%   19.34%   10.93%   37.66%
                                                   ------    ----    -----    -----    -----


Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was Aug. 19, 1996.
(c)  Inception date was June 26, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

20   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS
GROWTH TRUST
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Aggressive Growth Portfolio (a series of Growth Trust) as of July 31, 2001, the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended July 31, 2001. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Aggressive Growth Portfolio as of July 31, 2001 and the results of its operations and the changes in its net assets for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Minneapolis, Minnesota

September 7, 2001

--------------------------------------------------------------------------------

21   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Aggressive Growth Portfolio

July 31, 2001
Assets
Investments in securities, at value (Note 1)
   (identified cost $629,807,159)                                           $592,529,339
Cash in bank on demand deposit                                                   149,435
Dividends receivable                                                             401,086
Receivable for investment securities sold                                     25,026,506
                                                                              ----------
Total assets                                                                 618,106,366
                                                                             -----------

Liabilities
Payable for investment securities purchased                                   12,745,670
Payable upon return of securities loaned (Note 4)                              5,109,000
Accrued investment management services fee                                        10,400
Other accrued expenses                                                            23,579
                                                                                  ------
Total liabilities                                                             17,888,649
                                                                              ----------
Net assets                                                                  $600,217,717
                                                                            ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

22   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Statement of operations
Aggressive Growth Portfolio

Year ended July 31, 2001
Investment income
Income:
Dividends                                                                   $ 6,758,672
Interest                                                                      4,551,410
   Less foreign taxes withheld                                                   (2,952)
                                                                                 ------
Total income                                                                 11,307,130
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                            4,445,702
Compensation of board members                                                     8,850
Custodian fees                                                                   78,475
Audit fees                                                                       18,000
Other                                                                            14,733
                                                                                 ------

Total expenses                                                                4,565,760
   Earnings credits on cash balances (Note 2)                                    (6,465)
                                                                                 ------

Total net expenses                                                            4,559,295
                                                                              ---------
Investment income (loss) -- net                                               6,747,835
                                                                              ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                           (73,682,590)
   Futures contracts                                                        (29,716,150)

   Options contracts written (Note 6)                                           299,693
                                                                                -------

Net realized gain (loss) on investments                                    (103,099,047)
Net change in unrealized appreciation (depreciation) on investments         (38,541,226)
                                                                            -----------
Net gain (loss) on investments                                             (141,640,273)
                                                                           ------------
Net increase (decrease) in net assets resulting from operations           $(134,892,438)
                                                                          =============

Statements of changes in net assets
Aggressive Growth Portfolio

Year ended July 31,                                              2001           2000
Operations
Investment income (loss) -- net                            $   6,747,835   $  4,657,284
Net realized gain (loss) on investments                     (103,099,047)   124,551,441
Net change in unrealized appreciation
   (depreciation) on investments                             (38,541,226)   (60,287,301)
                                                             -----------    -----------
Net increase (decrease)
   in net assets resulting from operations                  (134,892,438)    68,921,424
Net contributions (withdrawals) from partners               (141,695,453)    48,785,614
                                                            ------------     ----------
Total increase (decrease) in net assets                     (276,587,891)   117,707,038
Net assets at beginning of year                              876,805,608    759,098,570
                                                             -----------    -----------
Net assets at end of year                                  $ 600,217,717   $876,805,608
                                                           =============   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

23   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Notes to Financial Statements
Aggressive Growth Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Aggressive Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Aggressive Growth Portfolio invests primarily in equity securities of companies that comprise the S&P 500. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures

--------------------------------------------------------------------------------

24   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT
contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.65% to 0.50% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Research Opportunities Fund to the Lipper Large-Cap Core Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $191,412 for the year ended July 31, 2001.


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25   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended July 31, 2001, the Portfolio's custodian fees were reduced by $6,465 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,548,667,962 and $1,605,039,501, respectively, for the year ended July 31, 2001. For the same period, the portfolio turnover rate was 234%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $40,815 for the year ended July 31, 2001.

4. LENDING OF PORTFOLIO SECURITIES

As of July 31, 2001, securities valued at $4,913,810 were on loan to brokers. For collateral, the Portfolio received $5,109,000 in cash. Income from securities lending amounted to $621 for the year ended July 31, 2001. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return securities when due.


5. STOCK INDEX FUTURES CONTRACTS
As of July 31, 2001, investments in securities included securities valued at $2,264,600 that were pledged as collateral to cover initial margin deposits on 36 open purchase contracts. The market value of the open purchase contracts as of July 31, 2001 was $10,937,700 with a net unrealized gain of $81,947.

6. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                                  Year ended July 31, 2001
                                                            Calls
                                                Contracts          Premium
Balance July 31, 2000                                --           $     --
Opened                                            3,380            421,175
Closed                                           (3,380)          (421,175)
                                                 ------           --------
Balance July 31, 2001                                --           $     --
                                                 ------           --------
7. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Portfolio's financial position, results of operations or changes in its net assets.

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26   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Investments in Securities
Aggressive Growth Portfolio

July 31, 2001

(Percentages represent value of investments compared to net assets)

Common stocks (98.1%)
Issuer                            Shares              Value(a)

Airlines (1.3%)
AMR                               66,900(b)         $2,351,535
Delta Air Lines                  129,200             5,733,896
Total                                                8,085,431

Banks and savings & loans (9.8%)
Bank of America                  175,000            11,133,500
Bank of New York                 158,500             7,110,310
FleetBoston Financial            209,500             7,860,440
Mellon Financial                 173,200             6,585,064
State Street                     115,800             6,226,566
U.S. Bancorp                     389,100             9,237,234
Washington Mutual                258,750            10,484,550
Total                                               58,637,664

Beverages & tobacco (4.9%)
Anheuser-Busch                   159,200             6,894,952
Coca-Cola                        232,900            10,387,340
Philip Morris                    169,600             7,716,800
UST                              135,400             4,190,630
Total                                               29,189,722

Chemicals (2.4%)
Dow Chemical                     201,700             7,341,880
du Pont (EI) de Nemours          166,200             7,116,684
Total                                               14,458,564

Communications equipment & services (0.7%)
Brocade Communications
     Systems                      36,900(b,d)        1,215,486
Tellabs                          180,300(b)          2,969,541
Total                                                4,185,027

Computer software & services (1.2%)
Citrix Systems                   207,300(b)          6,938,331

Computers & office equipment (11.8%)
AOL Time Warner                  328,700(b)         14,939,415
Cabletron Systems                266,700(b)          4,952,619
Cisco Systems                    574,500(b)         11,041,890
Compaq Computer                  535,500             8,000,370
EMC                              401,800(b)          7,923,496
Equifax                          167,200             3,955,952
First Data                       114,700             7,951,004
Juniper Networks                  53,200(b)          1,366,708
Palm                           1,253,000(b)          6,728,610
Solectron                        237,900(b)          4,158,492
Total                                               71,018,556

Electronics (5.8%)
Applied Materials                192,000(b)          8,805,120
Intel                            394,500            11,760,045
PMC-Sierra                        73,300(b)          2,221,723
Texas Instruments                236,700             8,166,150
Xilinx                           102,300(b)          4,092,000
Total                                               35,045,038

Energy (4.2%)
Apache                           139,400             7,241,830
Chevron                           99,700             9,111,583
Kerr-McGee                        56,200             3,550,716
Mirant                           173,500(b)          5,366,355
Total                                               25,270,484

Energy equipment & services (3.3%)
Halliburton                      197,900             6,928,479
Schlumberger                     144,700             7,777,625
Transocean Sedco Forex           164,900             5,324,621
Total                                               20,030,725

Financial services (4.9%)
Fannie Mae                       107,400             8,941,050
Lehman Brothers Holdings          91,300             6,573,600
MBNA                             225,900             7,996,860
Providian Financial              114,500             5,652,865
Total                                               29,164,375

Food (0.2%)
ConAgra                           48,800             1,048,712


Health care (12.4%)

Allergan                          61,300             4,615,277
Amgen                             71,100(b)          4,458,681
Baxter Intl                      195,200             9,720,960
Biomet                           145,600             7,068,880
Johnson & Johnson                220,300            11,918,230

See accompanying notes to investments in securities.

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27   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Issuer                            Shares              Value(a)

Health care (cont.)
Medtronic                        183,800            $8,827,914
Pfizer                           457,900            18,874,637
Pharmacia                        197,300             8,803,526
Total                                               74,288,105

Health care services (2.2%)
UnitedHealth Group               144,000             9,708,480
Wellpoint Health Networks         32,400(b)          3,465,504
Total                                               13,173,984

Insurance (5.7%)
Allstate                         211,500             7,394,040
American Intl Group              159,400            13,270,050
Marsh & McLennan                  70,800             7,108,320
St. Paul Companies               144,350             6,329,748
Total                                               34,102,158

Leisure time & entertainment (1.5%)
Viacom Cl B                      181,792(b)          9,053,242

Media (1.6%)
Clear Channel Communications      98,800(b)          5,789,680
Univision Communications
     Cl A                         99,700(b,d)        3,806,546
Total                                                9,596,226

Metals (2.1%)
Alcan Aluminum                   131,200(c,e)        4,921,312
Alcoa                            197,200             7,736,156
Total                                               12,657,468

Miscellaneous (0.9%)
Convergys                        177,300(b)          5,522,895

Multi-industry conglomerates (8.9%)
Danaher                          100,000             5,659,000
General Electric                 641,400            27,900,900
Minnesota Mining & Mfg            68,600             7,674,968
Robert Half Intl                  40,200(b)          1,047,210
Textron                           53,200             2,996,224
Tyco Intl                        156,700(c)          8,336,440
Total                                               53,614,742

Paper & packaging (0.1%)
Intl Paper                        14,300               584,298

Real estate investment trust (1.4%)
Starwood Hotels &
     Resorts Worldwide           227,200             8,108,768

Retail (4.2%)
Gap                              282,500             7,715,075
Home Depot                       216,200            10,889,994
Kroger                           258,300(b)          6,808,788
Total                                               25,413,857

Utilities -- electric (0.9%)
Calpine                          151,800(b)          5,463,282

Utilities -- gas (0.6%)
Dynegy Cl A                       80,600             3,738,228

Utilities -- telephone (5.0%)
BellSouth                        159,600             6,495,720
SBC Communications               228,900            10,307,367
Sprint (FON Group)               150,400             3,510,336
Verizon Communications           183,500             9,936,525
Total                                               30,249,948

Total common stocks
(Cost: $625,917,003)                              $588,639,830

Short-term securities (0.6%)
Issuer                    Annualized           Amount          Value(a)
                       yield on date       payable at
                         of purchase         maturity


U.S. government agency (0.1%)

Federal Natl Mtge Assn Disc Nts
         08-30-01         3.77%              $500,000          $498,404
         09-20-01         3.51                400,000           397,863
Total                                                           896,267

Commercial paper (0.5%)
UBS Finance (Delaware)
         09-06-01         3.78                700,000           697,229
Verizon Network Funding
         08-17-01         3.68              2,300,000         2,296,013
Total                                                         2,993,242

Total short-term securities
(Cost: $3,890,156)                                           $3,889,509

Total investments in securities
(Cost: $629,807,159)(f)                                    $592,529,339


See accompanying notes to investments in securities.

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28   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of July 31, 2001, the value of foreign securities represented 2.21% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

     Type of security                                       Contracts
     Purchase contracts
     S&P 500 Index, Sept. 2001                                     36

(e) Security is partially or fully on loan. See Note 4 to the financial statements.
(f) At July 31, 2001, the cost of securities for federal income tax purposes was $635,275,535 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                             $ 23,758,086
     Unrealized depreciation                              (66,504,282)
                                                          -----------
     Net unrealized depreciation                         $(42,746,196)
                                                         ------------


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29   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Research Opportunities Fund
Fiscal year ended July 31, 2001

Class A

Income distribution taxable as dividend income, none qualifying for deduction by corporations.


Payable date                                                  Per share
Dec. 21, 2000                                                  $0.89653

Capital gain distribution taxable as long-term capital gain.

Payable date                                                  Per share
Dec. 21, 2000                                                  $0.09299
Total distributions                                            $0.98952

The distributions of $0.98952 per share, payable Dec. 21, 2000, consisted of $0.89653 from net short-term capital gains and $0.09299 from net long-term capital gains.



Class B

Income distribution taxable as dividend income, none qualifying for deduction by corporations.


Payable date                                                  Per share
Dec. 21, 2000                                                  $0.89653

Capital gain distribution taxable as long-term capital gain.

Payable date                                                  Per share
Dec. 21, 2000                                                  $0.09299
Total distributions                                            $0.98952

The distributions of $0.98952 per share, payable Dec. 21, 2000, consisted of $0.89653 from net short-term capital gains and $0.09299 from net long-term capital gains.

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30   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

Class C

Income distribution taxable as dividend income, none qualifying for deduction by corporations.


Payable date                                                  Per share
Dec. 21, 2000                                                  $0.89653

Capital gain distribution taxable as long-term capital gain.

Payable date                                                  Per share
Dec. 21, 2000                                                  $0.09299
Total distributions                                            $0.98952

The distributions of $0.98952 per share, payable Dec. 21, 2000, consisted of $0.89653 from net short-term capital gains and $0.09299 from net long-term capital gains.

Class Y

Income distribution taxable as dividend income, none qualifying for deduction by corporations.


Payable date                                                  Per share
Dec. 21, 2000                                                  $0.89653

Capital gain distribution taxable as long-term capital gain.

Payable date                                                  Per share
Dec. 21, 2000                                                  $0.09299
Total distributions                                            $0.98952

The distributions of $0.98952 per share, payable Dec. 21, 2000, consisted of $0.89653 from net short-term capital gains and $0.09299 from net long-term capital gains.

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31   AXP RESEARCH OPPORTUNITIES FUND -- ANNUAL REPORT

AXP Research Opportunities Fund                                 PRSRT STD AUTO
70100 AXP Financial Center                                       U.S. POSTAGE
Minneapolis, MN 55474                                                PAID
                                                                   AMERICAN
americanexpress.com                                                 EXPRESS

Ticker Symbol
Class A: IRDAX      Class B: IROBX
Class C: N/A        Class Y: N/A



This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                          (logo)
                                                                        American
                                                                         Express


                                                                 S-6356 J (9/01)